Mineral Property Interest (Tables)	12 Months Ended
Dec. 31, 2023
Schedule Of Mineral Property Interest
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total
Acquisition Costs:
Balance, December 31, 2022	$3,910	$348	$655	$23	$4,936
Acquisition	12	-	-	-	12
Recoveries	-	-	-	-	-
Sale of investment	-	-	(655)	-	(655)
Foreign currency translation adjustment	5	-	-	-	5
Write off	-	(348)	-	(23)	(371)
Balance, December 31, 2023	3,927	-	-	-	3,927

Deferred Exploration Expenditures:
Balance, December 31, 2022	18,453	997	1,361	530	21,341
Additions:
Exploration:
Assays and sampling	22	-	-	-	22
Community and social	233	-	-	-	233
Drilling	9	-	-	-	9
Environmental	586	-	-	-	586
Feasibility	2,470	-	-	-	2,470
Field, camp, supplies	57	-	-	-	57
General, administrative, sundry	37	-	4	-	41
Legal	38	-	-	-	38
Local labour	16	-	-	-	16
Machinery and equipment	7	-	-	-	7
Metallurgy	318	-	-	-	318
Reclamation	1	-	-	-	1
Rental and storage	22	-	23	1	46
Royalties	11	-	35	-	46
Salaries	428	-	-	-	428
Surface taxes	-	-	-	17	17
Sustainability	16	-	-	-	16
Transportation	254	-	-	-	254
Utilities	5	-	3	-	8
Recoveries	-	-	(65)	(18)	(83)
Sale of investment	-	-	(1,361)	-	(1,361)
Impairment	-	(997)	-	(530)	(1,527)
Foreign currency translation adjustment	598	-	-	-	598
Balance December 31, 2023	23,581	-	-	-	23,581

Mineral property interests:
Balance, December 31, 2023	$27,508	$-	$-	$-	$27,508
	Canada		USA
	British Columbia		Nevada
	New Polaris	Windfall Hills	Fondaway Canyon	Corral Canyon
	(Note 7(a)(i))	(Note 7(a)(ii))	(Notes 7(b)(i))	(Note 7(b)(ii))	Total

Acquisition Costs:
Balance, December 31, 2021	$3,941	$370	$1,289	$25	$5,625
Additions	12	-	-	-	12
Recoveries	-	-	(476)	-	(476)
Foreign currency translation adjustment	(43)	(22)	(158)	(2)	(225)
Balance, December 31, 2022	3,910	348	655	23	4,936

Deferred Exploration Expenditures:

Balance, December 31, 2021	14,968	1,062	1,547	579	18,156
Additions:
Exploration:
Assays and sampling	145	4	-	-	149
Community and social	20	-	-	-	20
Drilling	2,023	-	-	-	2,023
Environmental	557	-	-	-	557
Feasibility	215	-	-	-	215
Field, camp, supplies	234	-	-	-	234
Fuel, gas, propane	177	-	-	-	177
General, administrative, sundry	15	-	19	-	34
Geology	301	-	-	-	301
Local labour	503	-	-	-	503
Machinery and equipment	52	-	-	-	52
Metallurgy	171	-	-	-	171
Reclamation	20	-	-	-	20
Recovery of taxes	(774)	-	-	-	(774)
Rental and storage	103	-	-	2	105
Royalt ies	53	-	-	-	53
Salaries	157	-	-	-	157
Surface taxes	1	-	-	17	18
Surveying	6	-	-	-	6
Transportation	541	-	-	-	541
Utilit ies	39	-	-	-	39
Recoveries	-	-	(62)	-	(62)
Foreign currency translation adjustment	(1,074)	(69)	(143)	(68)	(1,354)
Balance, December 31, 2022	18,453	997	1,361	530	21,341

Mineral property interests:
Balance, December 31, 2022	$22,363	$1,345	$2,016	$553	$26,277

Schedule Of Agreement With Getchell
	Cash		US$ equivalent in Getchell Shares

At signing of agreement	$100	(received in 2020)	$100	(received in 2020 with fair value of $104,600)
1st anniversary	100	(received in 2020)	200	(received in 2020 with fair value of $208,400)
2nd anniversary	100	(received in 2021)	300	(received in 2021 with fair value of $259,000)
3rd anniversary	100	(received in 2022)	400	(received in 2022 with fair value of $376,000)
4th anniversary	1,600	(received in 2023)	1,000	(received in 2023 with fair value of $1,192,000)
	$2,000		$2,000

Schedule Of Expenditure Options
	Cash	Cash	Annual	Number of
	Payments	Payments	Payments	Shares
	(CADS$000)	(US$000)	(US$000)

New Polaris (Note 7(a)(i)):
Net profit interest reduction or buydown	$-	$-	$-	150,000

Windfall Hills (Note 7(a)(ii)):
Buyout provision for net smelter return of 1.5%	1,000	-	-	-
Reduction of net smelter return of 2% to 1%	-	500	-	-

	$1,000	$500	$-	150,000